Stock Based Compensation (Summary Of Restricted Stock Activity) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Shares
Nonvested at beginning of the year	5,250	0
Granted	0	5,250
Vested	1,050	0
Forfeited	(400)	0
Nonvested at end of year	3,800	5,250
Weighted average grant date fair value
Nonvested at beginning of the year	$ 31.21	$ 0.00
Granted	$ 0.00	$ 31.21
Vested	$ 0.00	$ 0.00
Forfeited	$ 31.21	$ 0.00
Nonvested at end of year	$ 31.21	$ 31.21